Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge [Abstract]
Profit before tax	£ 5,442	£ 6,968	£ 6,221
UK statutory rate of taxation	1,034	1,324	1,182
Differences in overseas taxation rates	419	552	667
Benefit of intellectual property incentives	(400)	(586)	(691)
R&D credits	(102)	(105)	(119)
Fair value remeasurement of non-taxable put options	15	(3)	(45)
Tax losses where no benefit is recognised	5	18	15
Permanent differences on disposals, acquisitions and transfers	(163)	(338)	68
Other permanent differences	74	98	119
Reassessments of prior year estimates	(172)	(228)	(364)
Changes in tax rates	(364)	(152)	121
Tax charge/tax rate	£ 346	£ 580	£ 953
UK statutory rate of taxation	19.00%	19.00%	19.00%
Differences in overseas taxation rates	7.70%	7.90%	10.70%
Benefit of intellectual property incentives	(7.30%)	(8.40%)	(11.10%)
R&D credits	(1.90%)	(1.50%)	(1.90%)
FV remeasurement of non-taxable put options	0.30%	0.00%	(0.70%)
Tax losses where no benefit is recognised	0.10%	0.30%	0.20%
Permanent differences on disposals, acquisitions and transfers	(3.00%)	(4.90%)	1.10%
Other permanent differences	1.40%	1.40%	1.90%
Reassessments of prior year estimates	(3.20%)	(3.30%)	(5.90%)
Changes in tax rates	(6.70%)	(2.20%)	2.00%
Tax charge/tax rate	6.40%	8.30%	15.30%